Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.4	₪ 0.4
Ordinary shares, authorized	45,000,000	45,000,000
Ordinary shares, issued	18,331,507	14,587,934
Ordinary shares, outstanding	18,331,507	14,587,934